Property and Equipment (Detail) In Thousands, unless otherwise specified					6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Jun. 30, 2013 Building AUD	Dec. 31, 2012 Building AUD	Dec. 31, 2011 Building AUD	Jun. 30, 2013 Leasehold Improvements AUD	Dec. 31, 2012 Leasehold Improvements AUD	Dec. 31, 2011 Leasehold Improvements AUD	Jun. 30, 2013 Leasehold Improvements Minimum	Dec. 31, 2012 Leasehold Improvements Minimum	Jun. 30, 2013 Leasehold Improvements Maximum	Dec. 31, 2012 Leasehold Improvements Maximum	Jun. 30, 2013 Motor Vehicles AUD	Dec. 31, 2012 Motor Vehicles AUD	Dec. 31, 2011 Motor Vehicles AUD	Jun. 30, 2013 Equipment AUD	Dec. 31, 2012 Equipment AUD	Dec. 31, 2011 Equipment AUD	Jun. 30, 2013 Equipment Minimum	Dec. 31, 2012 Equipment Minimum	Jun. 30, 2013 Equipment Maximum	Dec. 31, 2012 Equipment Maximum	Jun. 30, 2013 Aircraft	Dec. 31, 2012 Aircraft AUD	Dec. 31, 2011 Aircraft AUD	Jun. 30, 2013 Land AUD	Dec. 31, 2012 Land AUD	Dec. 31, 2011 Land AUD	Jun. 30, 2013 Construction in Progress AUD	Dec. 31, 2012 Construction in Progress AUD	Dec. 31, 2011 Construction in Progress AUD
Property, Plant and Equipment [Line Items]
Depreciable Life (in years)					40 years	40 years					1 year	1 year	2 years	2 years	5 years	5 years					1 year	1 year	10 years	10 years	5 years	5 years
Cost	3,759		11,412	15,724	10	10	2,978	130	182	267					1,209	1,503	1,615	1,035	4,115	4,343						4,240	4,237	231	231	1,101	1,144	1,131	1,183
Accumulated Depreciation	(1,573)		(3,802)	(2,915)	(6)	(5)	(195)	(60)	(99)	(102)					(862)	(914)	(806)	(645)	(2,106)	(1,482)						(678)	(330)
Net Book Value	2,186	$ 7,894	7,610	12,809	4	5	2,783	70	83	165					347	589	809	390	2,009	2,861						3,562	3,907	231	231	1,101	1,144	1,131	1,183